Annual Fund Operating Expenses - Invesco Short Duration Inflation Protected Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%
Class A2
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%
Class Y
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.42%
Fee Waiver and/or Expense Reimbursement	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Class R5
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Class R6
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.27%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.27%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.